Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash and balances at central banks	£ 155,902	£ 125,940	£ 136,359
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Total assets	1,059,731	876,672	£ 877,700
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balances	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Other assets	614	614
Total assets	1,059,731	876,672
Off-balance sheet
Contingent liabilities	20,932	23,777
Total off-balance sheet	285,954	293,804
Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	56,196	51,881
Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	8,348	5,378
Internal credit grades [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balances	97,616	79,486
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	64,544	57,258
Financial assets at fair value through the income statement	168,019	122,922
Derivative financial instruments	302,693	229,641
Financial assets measured at fair value through other comprehensive income	51,901	45,405
Other assets	614	614
Total assets	£ 984,537	£ 804,633
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 155,902	£ 125,940
Cash collateral and settlement balances	86,882	69,351
Reverse repurchase agreements and other similar secured lending	8,969	1,642
Trading portfolio assets	51,813	49,122
Financial assets at fair value through the income statement	110,930	79,963
Derivative financial instruments	282,864	216,508
Financial assets measured at fair value through other comprehensive income	51,893	45,405
Other assets	572	501
Total assets	£ 843,821	£ 685,237
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	89.00%	87.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	95.00%
Trading portfolio assets, percentage	80.00%	85.00%
Financial assets at fair value through the income statement, percentage	66.00%	65.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	93.00%	82.00%
Total assets, percentage	86.00%	85.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	10,725	10,135
Reverse repurchase agreements and other similar secured lending	12	89
Trading portfolio assets	9,978	6,698
Financial assets at fair value through the income statement	56,326	42,522
Derivative financial instruments	19,352	13,012
Financial assets measured at fair value through other comprehensive income	8	0
Other assets	42	113
Total assets	£ 131,370	£ 112,930
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	11.00%	13.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	5.00%
Trading portfolio assets, percentage	16.00%	12.00%
Financial assets at fair value through the income statement, percentage	34.00%	35.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	7.00%	18.00%
Total assets, percentage	13.00%	14.00%
Internal credit grades [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	£ 0	£ 0
Cash collateral and settlement balances	9	0
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,753	1,438
Financial assets at fair value through the income statement	763	437
Derivative financial instruments	477	121
Financial assets measured at fair value through other comprehensive income	0	0
Other assets	0	0
Total assets	£ 9,346	£ 6,466
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	3.00%
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 134,267	£ 141,636
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 93,996	£ 96,805
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	70.00%	69.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 34,927	£ 40,361
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	26.00%	28.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 5,344	£ 4,470
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	3.00%
Internal credit grades [member] | Home loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 11,193	£ 10,986
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 7,582	£ 7,536
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	68.00%	68.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 2,840	£ 2,626
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	25.00%	24.00%
Internal credit grades [member] | Home loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 771	£ 824
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	7.00%	8.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 23,368	£ 33,503
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 10,742	£ 13,631
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	46.00%	40.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 11,259	£ 18,019
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	48.00%	54.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 1,367	£ 1,853
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	6.00%
Internal credit grades [member] | Wholesale loans [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 99,706	£ 97,147
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Wholesale loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 75,672	£ 75,638
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	76.00%	78.00%
Internal credit grades [member] | Wholesale loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 20,828	£ 19,716
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	21.00%	20.00%
Internal credit grades [member] | Wholesale loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Loans and advances at amortised cost	£ 3,206	£ 1,793
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	2.00%
Internal credit grades [member] | Loans and advances [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 27,449	£ 19,137
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 13,174	£ 11,030
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	48.00%	58.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 14,232	£ 7,880
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	52.00%	41.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 43	£ 227
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 138,558	£ 97,823
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 96,318	£ 63,411
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	70.00%	65.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 41,566	£ 34,232
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	30.00%	35.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 674	£ 180
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Other financial assets [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 315	£ 742
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 302	£ 736
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	96.00%	99.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 13	£ 6
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	4.00%	1.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Debt securities [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 56,196	£ 51,880
Financial assets at fair value through the income statement	£ 1,697	£ 5,220
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 51,109	£ 48,258
Financial assets at fair value through the income statement	£ 1,136	£ 4,786
On-balance sheet, percentage
Trading portfolio assets, percentage	91.00%	93.00%
Financial assets at fair value through the income statement, percentage	67.00%	91.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 4,871	£ 3,479
Financial assets at fair value through the income statement	£ 515	£ 404
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	7.00%
Financial assets at fair value through the income statement, percentage	30.00%	8.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 216	£ 143
Financial assets at fair value through the income statement	£ 46	£ 30
On-balance sheet, percentage
Trading portfolio assets, percentage	0.00%	0.00%
Financial assets at fair value through the income statement, percentage	3.00%	1.00%
Internal credit grades [member] | Traded loans [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 8,348	£ 5,378
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 704	£ 864
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	16.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member] | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 5,107	£ 3,219
On-balance sheet, percentage
Trading portfolio assets, percentage	61.00%	60.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to less than 100% | Barclays Bank Group [member]
On-balance sheet
Trading portfolio assets	£ 2,537	£ 1,295
On-balance sheet, percentage
Trading portfolio assets, percentage	30.00%	24.00%